Authorization for the issuance of the consolidated financial statements	12 Months Ended
Dec. 31, 2023
Authorization for the issuance of the consolidated financial statements
Authorization for the issuance of the consolidated financial statements

29.         Authorization for the issuance of the consolidated financial statements

The Company’s consolidated financial statements were authorized for issuance on April 29, 2024, by the Chief Executive Officer, Ricardo Dueñas Espriu and Ruffo Pérez Pliego del Castillo, General Director of Administration and Finance and, consequently do not reflect the events occurred after that date.

The consolidated financial statements as of December 31, 2022, were approved by the Annual Stockholders’ Meeting held on April 24, 2023.